Share based payment arrangement (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement
(1)	The terms and conditions related to the grants of the share-based payment arrangement are as follows:
1)     Share-based payment arrangement with cash alternatives

	Series
	1-2	1-3	2	3	4	5(*2)	6(*2)
Grant date	March 24, 2017		February 20, 2018	February 22, 2019	March 26, 2019	March 26, 2020	March 25, 2021
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares, Cash settlement
Number of shares (*1) (in share)	67,320	67,320	4,124	8,907	5,266	376,313	87,794
Exercise price (*1) (in won)	53,298	57,562	50,824	53,052	50,862	38,452	50,276
Exercise period	Mar. 25, 2020 ~ Mar. 24, 2023	Mar. 25, 2021 ~ Mar. 24, 2024	Feb. 21, 2020 ~ Feb. 20, 2023	Feb. 23, 2021 ~ Feb. 22, 2024	Mar. 27, 2021 ~ Mar. 26, 2024	Mar. 27, 2023 ~ Mar. 26, 2027	Mar. 26, 2023 ~ Mar. 25, 2026
Vesting conditions	3 years’ service from the grant date	4 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	3 years’ service from the grant date	2 years’ service from the grant date

Series
	7-1	7-2(*2)
Grant date	March 25, 2022
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares, Cash settlement
Number of shares (in share)	295,275	109,704
Exercise price (in won)	56,860	56,860
Exercise period	Mar. 26, 2025 ~ Mar. 25, 2029	Mar. 26, 2024 ~ Mar. 25, 2027
Vesting conditions	2 years’ service from the grant date	2 years’ service from the grant date
2)     Cash-settled share-based payment arrangement

	2021		2022
	Share appreciation rights of SK Telecom Co., Ltd. (*3)	Share appreciation rights of SK Square Co., Ltd. (*3)	Share appreciation rights of SK Telecom Co., Ltd. (*3)
Grant date	January 1, 2021		January 1, 2022
Grant method	Cash settlement
Number of shares (*1) (in share)	183,246	118,456	338,525
Exercise price (*1) (in won)	50,276		56,860
Exercise period	Jan. 1, 2023 ~ Mar. 28, 2024		Jan. 1, 2024 ~ Mar. 25, 2025
Vesting conditions	2 years’ service from the grant date		2 years’ service from the grant date

(*1)
Number of shares granted and exercise price are adjusted as a result of stock split and spin-off
for the year ended December 31, 2021, and the remaining part of
1-1st
share option and 3rd share option were fully and partially exercised for the year ended December 31, 2022.

(*2)	Parts of the grant that have not met the vesting conditions have been forfeited for the years ended December 31, 2022 and 2021.

(*3)
The Parent Company newly established the long-term incentive policy as part of the compensation related to the growth of corporate value and granted cash settled share appreciation rights to executives. Meanwhile, parts of the grant that have not met the vesting conditions have been forfeited for the year ended December 31, 2022.

(2)
The Parent Company has changed the accounting treatment for share-based payment arrangements with cash alternatives from equity-settled share-based payment arrangements to cash-settled share-based payment arrangements for the year ended December 31, 2022. The fair value of the goods or services that the Parent Company acquired from its employees and the liability incurred at the date of reclassification is ￦4,221 million, which is included in accrued expenses as of December 31, 2022. The Parent Company recognized the difference between the fair value of the liability at the date of reclassification and amount of the share options that the Parent Company had already recognized as capital surplus and others. Share compensation expense for share-based payment arrangements with cash alternatives recognized for the year ended December 31, 2022 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

Summary of Share Compensation Expense Recognized	Share compensation expense for share-based payment arrangements with cash alternatives recognized for the year ended December 31, 2022 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)
	Share compensation expense
As of December 31, 2021	￦	76,979
For the year ended December 31, 2022		78,600
In subsequent periods		40

	￦	155,619

The carrying amount of liabilities recognized by the Parent Company in relation to the cash-settled share-based payment arrangement is ￦906 million and ￦1,774 million as of December 31, 2022 and 2021, respectively.

Summary of Inputs Used in Binomial Option Pricing Model
(3)	The Parent Company used binomial option pricing model in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:
1)     Share-based payment arrangement with cash alternatives
(i) SK Telecom Co., Ltd.

(In won)	Series
	1-2	1-3	2	3	4	5	6
Risk-free interest rate	3.67%	3.70%	3.65%	3.70%	3.70%	3.76%	3.74%
Estimated option’s life	6 years	7 years	5 years	5 years	5 years	7 years	5 years
Share price on the remeasurement date	47,400	47,400	47,400	47,400	47,400	47,400	47,400
Expected volatility	20.80%	20.80%	20.80%	20.80%	20.80%	20.80%	20.80%
Expected dividends	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%
Exercise price(*)	53,298	57,562	50,824	53,052	50,862	38,452	50,276
Per-share fair value of the option(*)	250	947	357	1,639	2,289	9,628	3,837

(In won)	Series
	7-1	7-2
Risk-free interest rate	3.75%	3.76%
Estimated option’s life	7 years	5 years
Share price on the
remeasurement date	47,400	47,400
Expected volatility	20.80%	20.80%
Expected dividends	6.90%	6.90%
Exercise price	56,860	56,860
Per-share fair value of the option	3,153	2,693
(ii) SK Square Co., Ltd.

(In won)	Series
	1-2	1-3	2	3	4	5	6
Risk-free interest rate	1.95%	2.07%	2.63%	1.91%	1.78%	1.52%	1.55%
Estimated option’s life	6 years	7 years	5 years	5 years	5 years	7 years	5 years
Share price (Closing price on the preceding day)(*)	52,500	52,500	48,700	51,800	50,600	34,900	49,800
Expected volatility	13.38%	13.38%	16.45%	8.30%	7.70%	8.10%	25.70%
Expected dividends	3.80%	3.80%	3.70%	3.80%	3.90%	5.70%	4.00%
Exercise price(*)	53,298	57,562	50,824	53,052	50,862	38,452	50,276
Per-share fair value of the option(*)	4,048	3,096	4,798	1,720	1,622	192	8,142

2)     Cash-settled share-based payment arrangement

(In won)	2021		2022
	Share appreciation rights of SK Telecom Co., Ltd.	Share appreciation rights of SK Square Co., Ltd.	Share appreciation rights of SK Telecom Co., Ltd.
Risk-free interest rate	3.70%	3.70%	3.72%
Estimated option’s life	3.25 years	3.25 years	3.25 years
Share price on the remeasurement date	47,400	33,550	47,400
Expected volatility	20.80%	37.40%	20.80%
Expected dividends	6.90%	0.00%	6.90%
Exercise price(*)	50,276	50,276	56,860
Per-share fair value of the option	2,308	1,760	1,625

(*)	Share price (closing price on the preceding day), exercise price and per-share fair value of the option are adjusted as a result of stock split and spin-off for the year ended December 31, 2021.